Calvert VP Russell 2000 Small Cap Index Portfolio
Calvert VP Russell 2000 Small Cap Index Portfolio
Investment Objective
The Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Calvert VP Russell 2000 Small Cap Index Portfolio	Class I	Class F
Maximum sales charge (load) on purchases (as a % of offering price)	none	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Calvert VP Russell 2000 Small Cap Index Portfolio		Class I	Class F
Management fees	[1]	0.37%	0.37%
Distribution and service (12b-1) fees		none	0.20%
Other expenses		0.34%	0.36%
Total annual fund operating expenses		0.71%	0.93%
Less fee waiver and/or expense reimbursement	[2]	(0.33%)	(0.30%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement		0.38%	0.63%
[1]	Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.
[2]	Calvert Research and Management ("CRM") has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 0.38% for Class I shares and 0.63% for Class F shares. This expense reimbursement will continue through April 30, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year. The contractual administrative fee is 0.12%. The Adviser has agreed to contractually waive 0.02% of the administrative fee through April 30, 2018.

Example.

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Portfolio for the time periods indicated and then either redeem or hold your shares at the end of those periods;
•	your investment has a 5% return each year;
•	the Fund’s operating expenses remain the same; and
•	any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Calvert VP Russell 2000 Small Cap Index Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	39	194	362	851
Class F	64	266	485	1,116

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the fiscal year ended December 31, 2015, the Portfolio’s portfolio turnover rate was 14% of its portfolio’s average value.

Principal Investment Strategies

The Portfolio seeks to substantially replicate the total return of the securities composing the Russell 2000 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. The Russell 2000 Index is an unmanaged index comprising common stocks of approximately 2000 smaller U.S. companies that aims to include approximately 10% of the total market capitalization of the broader Russell 3000 Index. As of December 31, 2015, the market capitalization of the Russell 2000 Index companies ranged from $15 million to $5.9 billion with a weighted average level of $1.9 billion. The Russell 2000 Index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the Index’s value than companies whose securities have smaller market capitalizations.

The Portfolio will invest primarily in common stocks of the companies that compose the Russell 2000 Index. The Portfolio may also invest in Russell 2000 iShares® or other investment companies that provide the same exposure to the Russell 2000 Index. Russell 2000 iShares® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that compose the Russell 2000 Index. Derivatives such as Russell 2000 Index options and futures, and options on such futures (or S&P MidCap 400 or S&P 500 Index options and futures, and options on such futures, if, in the opinion of the Adviser or Sub-Adviser, it is not practical to invest in Russell 2000 index options or futures, or options on such futures, at a particular time due to liquidity or price considerations), may also be held by the Portfolio incidental to its main investment strategy in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Portfolio may also sell covered calls on futures contracts or individual securities held in the Portfolio.

Under normal circumstances, the Portfolio will invest at least 80% of its net assets in investments with economic characteristics similar to small cap stocks as represented in the Russell 2000 Index. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. While not required, the Portfolio will generally sell securities that the Index manager removes from the Index. Although the Sub-Adviser will attempt to invest and maintain as much of the Portfolio’s assets as is practical in stocks included among the Russell 2000 Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets.

Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Portfolio may fall.

Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the index exactly.

Common Stock Risk.  Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Small-Cap Company Risk. Prices of small-cap stocks can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Investments in Other Investment Companies. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses.

Futures and Options Risk. Using futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

General Fund Investing Risks. The Portfolio is not a complete investment program and there is no guarantee that the Portfolio will achieve its investment objective. It is possible to lose money by investing in the Portfolio. The Portfolio is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Portfolio should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Portfolio is not a deposit in a bank and is not insured.

Performance

The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of a benchmark index. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.

Investors should note that the performance presented in the bar chart and table below for periods prior to the inception date of the Class F shares on October 4, 2005 is that of the Portfolio’s Class I shares, adjusted to account for the different expense characteristics of the Class F shares. Both classes of shares of the Portfolio will have substantially similar annual returns because all classes of shares of the Portfolio invest in the same pool of investments, although Class F shares’ performance will be lower than the performance of the Class I shares of the Portfolio because Class F shares have higher operating expenses due to the Class F shares’ Rule 12b-1 fees.  Investors cannot invest directly in an Index.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

For the ten years ended December 31, 2015, the highest quarterly total return was 20.65% for the quarter ended June 30, 2009 and the lowest quarterly return was -26.18% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2015 (with a maximum sales charge deducted, if any)
Average Annual Total Returns - Calvert VP Russell 2000 Small Cap Index Portfolio	Label	One Year	Five Years	Ten Years	Inception Date
Class I	Calvert VP Russell 2000 Small Cap Index Portfolio - Class I	(5.19%)	8.39%	6.10%
Class F	Calvert VP Russell 2000 Small Cap Index Portfolio - Class F	(5.40%)	8.16%	5.88%	Oct. 04, 2005
Russell 2000 Index (reflects no deduction for fees or expenses)	Russell 2000 Index (reflects no deduction for fees or expenses)	(4.41%)	9.19%	6.80%